CONSOLIDATED BALANCE SHEET (FY) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 3,395.9	$ 3,077.2	$ 2,304.7	$ 3,186.3	$ 1,832.6	$ 1,991.4
Receivables, net	6,871.5	7,062.1		6,721.3
Inventories	2,052.9	1,959.0		2,023.1
Prepaid expenses and other current assets	358.7	265.1		128.8
Total current assets	12,679.0	12,363.4		12,059.5
Property and equipment, net	1,266.6	1,273.6		1,291.3
Goodwill	29,424.8	29,277.8		29,277.3	29,280.9
Other intangible assets, net	7,697.8	8,636.9		10,469.7
Other assets	138.0	193.2		145.5
Total assets	51,206.2	51,744.9		53,243.3
Current liabilities:
Claims and rebates payable	9,483.5	8,836.9		9,397.7
Accounts payable	4,377.9	3,875.7		3,451.8
Accrued expenses	2,314.3	2,993.2		2,659.4
Current maturities of long-term debt	1,181.1	722.3		1,646.4
Total current liabilities	17,356.8	16,428.1		17,155.3
Long-term debt	13,726.7	14,846.0		13,946.3
Deferred taxes	3,401.9	3,603.3		4,069.8
Other liabilities	798.5	623.7		691.4
Total liabilities	35,283.9	35,501.1		35,862.8
Commitments and contingencies (Note 9)
Stockholders' equity:
Preferred stock, 15.0 shares authorized, $0.01 par value per share; and no shares issued and outstanding	0.0	0.0		0.0
Common stock, 2,985.0 shares authorized, $0.01 par value per share; shares issued: 857.5 and 854.5, respectively; shares outstanding: 605.5 and 676.9, respectively	8.6	8.6		8.5
Additional paid-in capital	23,486.1	23,233.6		22,204.7
Accumulated other comprehensive loss	(3.9)	(12.3)		(14.0)
Retained earnings	13,991.0	11,801.2		8,396.8
Total Express Scripts stockholders' equity before treasury stock and non-controlling interest	37,481.8	35,031.1		30,596.0
Common stock in treasury at cost, 252.0 and 177.6 shares, respectively	(21,565.3)	(18,795.1)		(13,223.2)
Total Express Scripts stockholders' equity	15,916.5	16,236.0		17,372.8
Non-controlling interest	5.8	7.8		7.7
Total stockholders' equity	15,922.3	16,243.8		17,380.5	$ 20,064.0	$ 21,844.8
Total liabilities and stockholders' equity	$ 51,206.2	$ 51,744.9		$ 53,243.3